April 4, 2001


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

15:    RE:	Merrill Lynch Global Bond Fund for Investment
     and Retirement Post-Effective Amendment No. 20 to the
     Registration Statement on Form N-1A (Securities Act File
     No. 33-6091, Investment Company Act No. 811-4684

Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Global Bond
     Fund for Investment and Retirement (the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional
      Information that would have been filed pursuant to Rule
     497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 20 to the Fund's Registration Statement on Form N-1A: and

(2) the text of Post-Effective Amendment No. 20 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on March 30, 2001.

Very truly yours,

Merrill Lynch Global Bond Fund for Investment and Retirement



______________________
Phillip S. Gillespie
Secretary of Fund